Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Revenues	$ 6,555,009	$ 6,664,183	$ 19,645,143	$ 20,270,615
Operating Expenses
Infrastructure and access	2,637,055	2,608,505	7,968,089	7,829,386
Depreciation and amortization	1,953,519	2,992,758	6,487,301	8,564,537
Network operations	1,043,979	1,231,650	3,330,135	3,748,925
Customer support	428,672	417,265	1,187,689	1,479,580
Sales and marketing	1,130,855	757,316	2,972,621	3,136,198
General and administrative	1,181,481	2,266,838	4,233,350	5,851,175
Total Operating Expenses	8,375,561	10,274,332	26,179,185	30,609,801
Operating Loss	(1,820,552)	(3,610,149)	(6,534,042)	(10,339,186)
Other (Expense) / Income
Interest expense, net	(1,314,761)	(1,580,444)	(3,887,582)	(4,775,855)
Other (Expense) income, net	(11)		5,497
Total Other (Expense)/Income	(1,314,772)	(1,580,444)	(3,882,085)	(4,775,855)
Loss from continuing operations	(3,135,324)	(5,190,593)	(10,416,127)	(15,115,041)
Loss from discontinued operations
Operating loss				(2,977,143)
Gain on sale of assets				1,177,742
Total loss from discontinued operations				(1,799,401)
Net Loss	(3,135,324)	(5,190,593)	(10,416,127)	(16,914,442)
Deemed dividend to Series D and Series F preferred stockholders			(1,905,570)
Net loss attributable to common stockholders	$ (3,135,324)	$ (5,190,593)	$ (12,321,697)	$ (16,914,442)
(Loss) gain per share – basic and diluted
Continuing (in dollars per share)	$ (8.30)	$ (75)	$ (39.25)	$ (283.91)
Discontinued
Operating loss (in dollars per share)				(55.92)
Gain on sale of assets (in dollars per share)				22.12
Total discontinued (in dollars per share)				(33.80)
Net loss per common share – basic and diluted (in dollars per share)	$ (8.30)	$ (75)	$ (39.25)	$ (317.71)
Weighted average common shares outstanding – basic and diluted (in shares)	377,727	69,206	313,958	53,238